USAA S&P 500 INDEX FUND

(Member Shares and Reward Shares)

CHANGE IN FUND NAME AND

REVISIONS TO INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement dated May 1, 2019, updates certain information contained in the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated May 1, 2019, for the USAA S&P 500 Index Fund (the Fund), a series of USAA Mutual Funds Trust (the Trust). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 9800 Fredericksburg Road, San Antonio, TX 78288-0227, or you can view, print, and download a copy of these documents at the Trust's website at usaa.com.

At a meeting held on January 15, 2019, the Board of Trustees of the Trust approved changes to: (1) the Fund's name,

(2)the index tracked by the Fund, (3) the Fund's investment objective, and (4) the Fund's principal investment strategy, as shown in the table below:

	Current	New

Fund Name	USAA S&P 500 Index Fund	USAA 500 Index Fund

Index Name	S&P 500 Index	Victory US Large Cap 500 Index
(custom index)

Investment Objective	To match, before fees and expenses, the	To match, before fees and expenses, the
	performance of the stocks composing the	performance of the stocks composing
	S&P 500 Index.	the Victory US Large Cap 500 Index.

Principal Investment	The Fund's principal investment strategy	The Fund's principal investment
Strategy	is, under normal market conditions, to	strategy is, under normal market
	invest at least 80% of the Fund's assets	conditions, to invest at least 80% of the
	in the common stocks of companies	Fund's assets in the common stocks of
	composing the S&P 500 Index. This	companies composing the Victory US
	strategy may be changed upon 60 days'	Large Cap 500 Index. This strategy
	written notice to shareholders.	may be changed upon 60 days' written
notice to shareholders.

THE NEW NAME, INVESTMENT OBJECTIVE, AND PRINCIPAL INVESTMENT STRATEGY FOR THE USAA S&P 500 INDEX FUND AS SET FORTH ABOVE IS SUBJECT TO THE CLOSE OF THE TRANSACTION CONTEMPLATED BY THE STOCK PURCHASE AGREEMENT, DATED AS OF NOVEMBER 6, 2018, BY AND AMONG VICTORY CAPITAL HOLDINGS INC., USAA INVESTMENT CORPORATION AND, FOR CERTAIN LIMITED PURPOSES, USAA CAPITAL CORPORATION, FOLLOWING WHICH VICTORY CAPITAL WILL BECOME THE INVESTMENT ADVISER TO THE FUND. THE TRANSACTION IS EXPECTED TO BE EFFECTIVE ON OR ABOUT JULY 1, 2019. TO THE EXTENT THE TRANSACTION DOES NOT CLOSE, THE CHANGES DESCRIBED ABOVE WILL NOT TAKE EFFECT.

99394-0519

USAA EXTENDED MARKET INDEX FUND

REVISIONS TO THE INVESTMENT OBJECTIVE

AND PRINCIPAL INVESTMENT STRATEGY

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement dated May 1, 2019, updates certain information contained in the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated May 1, 2019, for the USAA Extended Market Index Fund (the Fund), a series of USAA Mutual Funds Trust (the Trust). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 9800 Fredericksburg Road, San Antonio, TX 78288- 0227, or you can view, print, and download a copy of these documents at the Trust's website at usaa.com.

At a meeting held on January 15, 2019, the Board of Trustees of the Trust approved changes to: (1) the index tracked by the Fund, (2) the Fund's investment objective, and (3) the Fund's principal investment strategy, as shown in the table below:

	Current	New

Index Name	Dow Jones U.S. Completion Total	Wilshire 4500 Completion Index
	Stock Market Index	(existing Wilshire proprietary index)

Investment Objective	To match, before fees and expenses,	To match, before fees and expenses, the
	the performance of all small- and mid-	performance of all small- and mid-cap
	cap stocks as measured by the Dow	stocks as measured by the Wilshire 4500
	Jones U.S. Completion Total Stock	Completion Index.
Market Index.

Principal Investment	The Fund's principal investment	The Fund's principal investment strategy
Strategy	strategy is, under normal market	is, under normal market conditions, to
	conditions, to invest at least 80% of its	invest at least 80% of its assets in
	assets in securities or other financial	securities or other financial instruments
	instruments of companies that are	of companies that are components of, or
	components of, or have economic	have economic characteristics similar to,
	characteristics similar to, the securities	the securities included in the Wilshire
	included in the Dow Jones U.S.	4500 Completion Index. This strategy
	Completion Total Stock Market Index.	may be changed upon 60 days' written
	This strategy may be changed upon 60	notice to shareholders.
days' written notice to shareholders.

THE NEW INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY FOR THE FUND AS SET FORTH ABOVE IS SUBJECT TO THE CLOSE OF THE TRANSACTION CONTEMPLATED BY THE STOCK PURCHASE AGREEMENT, DATED AS OF NOVEMBER 6, 2018, BY AND AMONG VICTORY CAPITAL HOLDINGS INC., USAA INVESTMENT CORPORATION AND, FOR CERTAIN LIMITED PURPOSES, USAA CAPITAL CORPORATION, FOLLOWING WHICH VICTORY CAPITAL WILL BECOME THE INVESTMENT ADVISER TO THE FUND. THE TRANSACTION IS EXPECTED TO BE EFFECTIVE ON OR ABOUT JULY 1, 2019. TO THE EXTENT THE TRANSACTION DOES NOT CLOSE, THE CHANGES DESCRIBED ABOVE WILL NOT TAKE EFFECT.

99395-0519